Finance receivables (Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 16,000,376	¥ 15,295,281
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	11,264,660	10,966,689
Total	11,453,352	11,156,798
Retail Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	125,626	128,603
Retail Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	29,321	29,995
Retail Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	33,745	31,511
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,255,626	1,135,474
Total	1,265,882	1,144,312
Finance Lease Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,114	2,896
Finance Lease Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,321	1,465
Finance Lease Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	3,821	4,477
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,281,142	2,994,171
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,707,432	1,482,697
Total	1,708,759	1,482,701
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,327	1
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		3
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	848,757	817,896
Total	849,023	818,376
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	266	480
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	722,697	692,784
Total	723,360	693,094
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	405
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	¥ 258	¥ 310